STOCK PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

	Options Issued	Weighted-Average Exercise Price

Options outstanding – December 31, 2021	1,882,500	$1.00
Granted	502,500	1.00
Canceled	-	-
Exercised	(25,000)	1.00

Options outstanding – December 31, 2022	2,360,000	1.00
Granted	300,000	3.00
Canceled	-
Exercised	-
Options outstanding – September 30, 2023	2,660,000	$1.23

	Options Issued	Weighted-Average Exercise Price

Options outstanding – December 31, 2020	1,800,000	$1.00
Granted	82,500	1.00
Canceled	-	-
Exercised	-	-

Options outstanding – December 31, 2021	1,882,500	$1.00
Granted	502,500	1.00
Canceled	-	-
Exercised	(25,000)	1.00

Options outstanding – December 31, 2022	2,360,000	$1.00

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of September 30, 2023 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2022	Number Exercisable at September 30, 2023
$1.00	2,360,000	6.9 Years	1,204,444	1,989,444
$3.00	300,000	2.9 years	-	300,000

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of December 31, 2022 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2022	Number Exercisable at December 31, 2021
$1.00	2,360,000	7.2 Years	1,204,444	525,000

SCHEDULE OF STOCK OPTIONS FAIR VALUE ASSUMPTIONS

The fair value of each option grant was estimated on the date of grant to be $1.17 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2023:

Risk-free interest rates	2.85%
Expected life in years	1.5
Expected volatility	80%
Expected dividend yield	0%
Fair value common stock	$3.00

The fair value of each option grant was estimated on the date of grant to be $0.56 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2022:

Risk-free interest rates	2.19%
Expected life in years	3.5
Expected volatility	80%
Expected dividend yield	0%
Fair value common stock	$1.00

The fair value of each option grant was estimated on the date of grant to be $0.53 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2021:

Risk-free interest rates	1.2% - 2.42%
Expected life in years	5.0
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00

The fair value of each option grant was estimated on the date of grant to be $0.56 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2022:

Risk-free interest rates	2.19%
Expected life in years	3.5
Expected volatility	80%
Expected dividend yield	0%
Fair value common stock	$1.00